Summary Prospectus    May 1, 2018
Voya SmallCap Opportunities Portfolio
Class/Ticker: ADV/ISOPX; I/IVSOX; R6/VRSCX; S/IVPOX; S2/ISCTX
Before you invest, you may want to review the Portfolio's Prospectus, which contains more information about the Portfolio and its risks. For free paper or electronic copies of the Prospectus and other Portfolio information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.voyainvestments.com/vp/literature; email a request to Voyaim_literature@voya.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Portfolio's Prospectus and Statement of Additional Information, each dated May 1, 2018, and the audited financial statements on pages 9-24 of the Portfolio’s shareholder report dated December 31, 2017 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	R6	S	S2
Management Fees	%	0.83	0.83	0.83	0.83	0.83
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	None	0.25	0.40
Other Expenses	%	0.04	0.04	0.04	0.04	0.04
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Portfolio Operating Expenses[1]	%	1.38	0.88	0.88	1.13	1.28
Waivers and Reimbursements[2]	%	None	None	None	None	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.38	0.88	0.88	1.13	1.28
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 1.42%, 0.92%, 0.92%, 1.17%, and 1.32% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within
36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$140	437	755	1,657
I	$90	281	488	1,084
R6	$90	281	488	1,084
S	$115	359	622	1,375
S2	$130	406	702	1,545
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal year, the Portfolio's portfolio turnover rate was 85% of the average value of its portfolio.

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Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.
The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, the Sub-Adviser defines smaller companies as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. The market capitalization of companies within the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2017, ranged from $22.7 million to $9.4 billion. The Portfolio may invest in real estate-related securities including real estate investment trusts.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the
Summary Prospectus
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Voya SmallCap Opportunities Portfolio

same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class S shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S
(as of December 31 of each year)

Best quarter: 2nd 2009, 22.78% and Worst quarter: 4th 2008, -25.29%
Average Annual Total Returns %
(for the periods ended December 31, 2017)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	18.12	13.83	N/A	18.56	11/20/08
Russell 2000® Growth Index[1]	%	22.17	15.21	N/A	19.43
Russell 2000® Index[1]	%	14.65	14.12	N/A	18.02
Class I	%	18.73	14.40	9.97	N/A	05/06/94
Russell 2000® Growth Index[1]	%	22.17	15.21	9.19	N/A
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
Class R6%		18.73	14.40	9.97	N/A	11/24/15
Russell 2000® Growth Index[1]	%	22.17	15.21	9.19	N/A
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
Class S	%	18.45	14.12	9.70	N/A	05/03/01
Russell 2000® Growth Index[1]	%	22.17	15.21	9.19	N/A
Russell 2000® Index[1]	%	14.65	14.12	8.71	N/A
Class S2%		18.25	13.94	N/A	18.96	02/27/09
Russell 2000® Growth Index[1]	%	22.17	15.21	N/A	19.24
Russell 2000® Index[1]	%	14.65	14.12	N/A	18.44
1	The index returns do not reflect deductions for fees, expenses, or taxes.
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Voya SmallCap Opportunities Portfolio

Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Joseph Basset, CFA Portfolio Manager (since 04/12)	James Hasso Portfolio Manager (since 10/08)
Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
Summary Prospectus
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SPRO-EZ07 (0518-050118)